Mining interests and plant and equipment (Narrative) (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 10.8	$ 9.4